UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	June 30, 2012
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	07/17/12
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190

                                                    FORM 13F INFORMATION TABLE
NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Amazon.com Inc.                COM              023135106    42756   187239 SH       Sole                   187239
                                                             61731   270334 SH       Other                                    270334
American Express Co.           COM              025816109    25107   431320 SH       Sole                   431320
                                                             21297   365870 SH       Other                                    365870
Anheuser B- Inbev Adr.         COM              03524A108       82     1026 SH       Sole                     1026
                                                             27997   351500 SH       Other                                    351500
Apple Inc.                     COM              037833100    67857   116193 SH       Sole                   116193
                                                             83548   143062 SH       Other                                    143062
Arcos Dorados Hldgs            COM              G0457F107       71     4795 SH       Sole                     4795
                                                             29188  1974832 SH       Other                                   1974832
Automatic Data Processing, Inc COM              053015103    55218   992066 SH       Sole                   992066
                                                             37955   681910 SH       Other                                    681910
Baidu ADR                      COM              056752108       51      442 SH       Sole                      442
                                                             19220   167160 SH       Other                                    167160
Cerner Corp.                   COM              156782104    55753   674482 SH       Sole                   674482
                                                             59355   718061 SH       Other                                    718061
Coca Cola Company              COM              191216100    52979   677572 SH       Sole                   677572
                                                             40347   516010 SH       Other                                    516010
Colgate Palmolive Co.          COM              194162103    54900   527378 SH       Sole                   527378
                                                             59898   575390 SH       Other                                    575390
Companhia De Bebidas Das Ameri COM              20441W203    24765   646105 SH       Sole                   646105
                                                             32410   845560 SH       Other                                    845560
Costco Wholesale Corp.         COM              22160K105      371     3900 SH       Sole                     3900
                                                                11      117 SH       Other                                       117
Danone ADR                     COM              23636T100    25159  2032193 SH       Sole                  2032193
                                                             22000  1777060 SH       Other                                   1777060
Ebay Inc.                      COM              278642103    54363  1294039 SH       Sole                  1294039
                                                             63387  1508857 SH       Other                                   1508857
Ecolab Inc.                    COM              278865100    57288   835956 SH       Sole                   835956
                                                             39601   577870 SH       Other                                    577870
Facebook                       COM              30303M102    12560   403930 SH       Sole                   403930
                                                             10194   327837 SH       Other                                    327837
Google Inc.                    COM              38259P508    48200    83093 SH       Sole                    83093
                                                             34811    60011 SH       Other                                     60011
Intuitive Surgical Inc.        COM              46120E602    31115    56186 SH       Sole                    56186
                                                             24916    44991 SH       Other                                     44991
Johnson & Johnson              COM              478160104      338     5000 SH       Sole                     5000
Joy Global Inc.                COM              481165108    26604   468960 SH       Sole                   468960
                                                             40676   717008 SH       Other                                    717008
MasterCard Inc. CL A           COM              57636Q104      280      650 SH       Sole                      650
McDonald's Corporation         COM              580135101      482     5450 SH       Sole                     5450
Mercadolibre                   COM              58733R102       39      510 SH       Sole                      510
                                                             20360   268599 SH       Other                                    268599
Microsoft Corp.                COM              594918104      474    15480 SH       Sole                    15480
Monsanto Co.                   COM              61166W101    57969   700277 SH       Sole                   700277
                                                             44964   543174 SH       Other                                    543174
Mylan Inc.                     COM              628530107    36041  1686504 SH       Sole                  1686504
                                                             27853  1303350 SH       Other                                   1303350
National Oilwell Varco, Inc.   COM              637071101    46804   726321 SH       Sole                   726321
                                                             52944   821594 SH       Other                                    821594
Novo-Nordisk ADR               COM              670100205    36805   253234 SH       Sole                   253234
                                                             28981   199400 SH       Other                                    199400
Oracle Corp.                   COM              68389X105      457    15400 SH       Sole                    15400
Pepsico Inc.                   COM              713448108      473     6700 SH       Sole                     6700
Perrigo Co.                    COM              714290103    40867   346534 SH       Sole                   346534
                                                             30708   260391 SH       Other                                    260391
Praxair, Inc.                  COM              74005P104    34056   313217 SH       Sole                   313217
                                                             23712   218080 SH       Other                                    218080
Procter & Gamble Co.           COM              742718109      312     5100 SH       Sole                     5100
Qualcomm Inc.                  COM              747525103    23196   416590 SH       Sole                   416590
                                                             17952   322416 SH       Other                                    322416
Red Hat Inc.                   COM              756577102    40574   718382 SH       Sole                   718382
                                                             35087   621225 SH       Other                                    621225
SAP AG ADR                     COM              803054204    35743   602134 SH       Sole                   602134
                                                             55356   932545 SH       Other                                    932545
Schlumberger Ltd               COM              806857108    37817   582602 SH       Sole                   582602
                                                             49561   763533 SH       Other                                    763533
Shandong Weigao ORD            COM              Y76810103       85    76827 SH       Sole                    76827
                                                                13    11595 SH       Other                                     11595
Starbucks Corporation          COM              855244109    32554   610536 SH       Sole                   610536
                                                             23854   447370 SH       Other                                    447370
Starwood Hotels & Resorts      COM              85590A401    35320   665911 SH       Sole                   665911
                                                             47318   892120 SH       Other                                    892120
State Street Corp.             COM              857477103    53679  1202491 SH       Sole                  1202491
                                                             68095  1525435 SH       Other                                   1525435
Transocean Ltd.                COM              H8817H100       55     1220 SH       Sole                     1220
                                                             21293   476031 SH       Other                                    476031
United Parcel Service          COM              911312106      228     2900 SH       Sole                     2900
Visa Inc.                      COM              92826C839    39078   316090 SH       Sole                   316090
                                                             58486   473073 SH       Other                                    473073
VistaPrint N.V.                COM              N93540107       52     1617 SH       Sole                     1617
                                                             20387   631178 SH       Other                                    631178
Yum Brands                     COM              988498101    67594  1049276 SH       Sole                  1049276
                                                             80514  1249835 SH       Other                                   1249835
Total							   2672550
